Prospectus Supplement                                       208782  11/03
dated November 10, 2003 to:

THE GEORGE PUTNAM FUND OF BOSTON
Prospectuses dated November 30, 2002

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.


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Portfolio leader              Since    Experience
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Jeanne L. Mockard             2000     1985 - Present       Putnam Management
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Portfolio members             Since    Experience
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Kevin M. Cronin               2003     1997 - Present       Putnam Management
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Jeffrey L. Knight             2001     1993 - Present       Putnam Management
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